John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway
Leawood, KS 66221
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

May 11, 2016

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:     Proxy Statement on Schedule 14A for Brown Capital Management Mutual Funds (the “Trust”) (File Nos. 811-06199 and 33-37458)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, on behalf of each of its series The Brown Capital Management Mid Company Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management International Small Company Fund (the “Funds”), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on a proposal to approve a new investment advisory agreement with regard to the Funds, and a proposal to make certain revisions to the Funds’ fundamental investment restrictions.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively